Portion of Trading Gains and Losses Related to Trading Securities Still Held at the Reporting Date (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Net gains (losses) recognized during the period on trading securities	$ 21,109	$ 12,133	$ (17,268)
Less: Net gains (losses) recognized during the period on trading securities sold during the period	7,738	(2,205)	576
Unrealized gains (losses) recognized during the reporting period on trading securities still held at the reporting date	$ 13,371	$ 14,338	$ (17,844)